Statements of Changes in Shareholders’ Equity		Ordinary shares JPY (¥) shares		Additional Paid-in Capital JPY (¥)	Accumulated Deficit JPY (¥)	JPY (¥) shares	USD ($) shares
Balance at Apr. 30, 2020		¥ 182,749,200		¥ 646,749,200	¥ (595,338,074)	¥ 234,160,326	$ 1,721,893
Balance (in Shares) at Apr. 30, 2020	[1]	13,125,200
Issuance of ordinary shares for cash		¥ 51,759,000		51,759,000		103,518,000	761,218
Issuance of ordinary shares for cash (in Shares)	[1]	383,400
Net loss					(70,517,782)	(70,517,782)	(518,551)
Share based compensation				56,000,000		56,000,000	411,795
Balance at Apr. 30, 2021		¥ 234,508,200		754,508,200	(665,855,856)	323,160,544	2,376,355
Balance (in Shares) at Apr. 30, 2021	[1]	13,508,600
Issuance of ordinary shares for cash		¥ 100,067,000		100,067,000		200,134,000	1,471,682
Issuance of ordinary shares for cash (in Shares)	[1]	330,800
Net loss					(602,474,568)	(602,474,568)	(4,430,286)
Share based compensation				670,000,000		670,000,000	4,926,832
Balance at Apr. 30, 2022		¥ 334,575,200		1,524,575,200	(1,268,330,424)	¥ 590,819,976	$ 4,344,583
Balance (in Shares) at Apr. 30, 2022		13,839,400	[1]			13,839,400	13,839,400
Capital reduction to cover deficit		¥ (234,575,200)		177,544,899	57,030,301
Net loss					(382,305,039)	(382,305,039)	(2,811,273)
Balance at Apr. 30, 2023		¥ 100,000,000		¥ 1,702,120,099	¥ (1,593,605,162)	¥ 208,514,937	$ 1,533,310
Balance (in Shares) at Apr. 30, 2023		13,839,400	[1]			13,839,400	13,839,400

[1]	Retrospectively restated for 100-for-1 forward split on October 26, 2021.